BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES

NOTE 1 – BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy, Inc. (“the Company”) was incorporated in February 13, 1997 in the state of Wyoming. The Company was originally incorporated for the purpose of general investing. Due to an inability to raise adequate financing the Company was forced to cease operations in 2001. On October 12, 2004, the Company filed a Form 15-12G, with the Securities and Exchange Commission (“SEC”) to cease its filing obligations under the Securities Act of 1934. On November 14, 2007, the Company filed a Registration Statement on Form S-1 in order to register its outstanding shares of common stock and resume its SEC filing status.

The Company’s fiscal year end is December 31st. The Company’s financial statements are presented on the accrual basis of accounting.

Share Exchange Agreement

On July 27, 2011, the Company entered into a Share Exchange and Acquisition Agreement with South Uintah Gas Properties, Inc. (“South Uintah”) and the South Uintah shareholders. Pursuant to the Share Exchange and Acquisition Agreement (“the Agreement”), the Company has agreed to issue shares of its restricted common stock for 100% of the issued and outstanding common stock of South Uintah. The shares are to be exchanged on a one for one basis.

The closing of the transaction is dependent upon the delivery of audited financial statements by South Uintah.

Prior to the signing of the Agreement, South Uintah had purchased 3,000,000 shares of the Company’s common stock from its then majority shareholder Ms. Sharon Fowler. After such purchase, South Uintah holds approximately 70% of the issued and outstanding common stock of the Company. As part of the Agreement, South Uintah has agreed to return the 3,000,000 shares of common stock to the Company. On December 22, 2011 the Company and South Uintah modified the purchase agreement and reduced the number of shares to be returned by South Uintah by 300,000, to 2,700,000. The Company plans to retire such shares to treasury at that time.

On January 23, 2012 the Company completed the Share Exchange and Acquisition Agreement (“the Agreement”) and the shareholders of South Uintah became the majority shareholders of Hinto Energy, Inc. Hinto issued 11,446,931 shares of stock in a one for one share exchange, assumed $175,000 in notes payable and issued 6,700,000 of warrants in a one for one exchange with South Uintah warrant holders. South Uintah returned 2,700,000 shares of Hinto stock to the Company, such stock being cancelled. The Company accounted for the Share Exchange and Acquisition as a reverse capitalization, with South Uintah being the accounting acquirer.

Basis of Presentation

Development Stage Company

The Company has not earned significant revenues from planned operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Company.” Therefore, the Company’s financial statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception, in this case, South Uintah Gas Properties, Inc., for the period March 8, 2011 through December 31, 2011 and the combined companies, Hinto and South Uintah from January 1, 2012 forward.

Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of accounting for oil and gas producing activities. Costs to acquire mineral interests in oil and gas properties, to drill and equip exploratory wells used to find proved reserves, and to drill and equip development wells including directly related overhead costs and related asset retirement costs are capitalized.

Under this method, all costs, including internal costs directly related to acquisition, exploration and development activities are capitalized as oil and gas property costs. Properties not subject to amortization consist of exploration and development costs which are evaluated on a property-by-property basis. Amortization of these unproved property costs begins when the properties become proved or their values become impaired. The Company assesses the realization of unproved properties, taken as a whole, if any, on at least an annual basis or when there has been an indication that impairment in value may have occurred. Impairment of unproved properties is assessed based on management’s intention with regard to future exploration and development of individually significant properties and the ability of the Company to obtain funds to finance such exploration and development. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties will be amortized using the units of production method.

In applying the full cost method, the Company will perform an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the “estimated present value,” of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If capitalized costs exceed this limit, the excess is charged as an impairment expense.

Revenue Recognition

The Company recognizes revenue when it is earned and expenses are recognized when they occur.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss applicable to common shares by the weighted average number of common and common equivalent shares outstanding during the period. For the periods ended March 31, 2012 and December 31, 2011, there were no potential common equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based compensation using an estimate of value in accordance with the fair value method. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts payable is considered to be representative of respective fair values because of the short-term nature of these financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the period ended March 31, 2012, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTE 1 – BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

South Uintah Gas Properties, Inc. (“the Company”) was incorporated on March 8, 2011 in the state of Colorado. The Company intends to become an independent energy company that intends to acquire and develop oil and gas properties.

The Company’s fiscal year end is December 31st. The Company’s financial statements are presented on the accrual basis of accounting.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its majority (approximately 57 percent) owned subsidiary, Hinto Energy, Inc. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

Development Stage Company

The Company has not earned significant revenues from planned operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Company.” Therefore, the Company’s financial statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Going Concern

The Company’s financial statements for the period of March 8, 2011 (Inception) through December 31, 2011 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported an accumulated total shareholders’ deficit of $602,384 as of December 31, 2011. The Company has not recognized any revenues from its activities since inception. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of accounting for oil and gas producing activities. Costs to acquire mineral interests in oil and gas properties, to drill and equip exploratory wells used to find proved reserves, and to drill and equip development wells including directly related overhead costs and related asset retirement costs are capitalized.

Under this method, all costs, including internal costs directly related to acquisition, exploration and development activities are capitalized as oil and gas property costs. Properties not subject to amortization consist of exploration and development costs which are evaluated on a property-by-property basis. Amortization of these unproved property costs begins when the properties become proved or their values become impaired. The Company assesses the realization of unproved properties, taken as a whole, if any, on at least an annual basis or when there has been an indication that impairment in value may have occurred. Impairment of unproved properties is assessed based on management’s intention with regard to future exploration and development of individually significant properties and the ability of the Company to obtain funds to finance such exploration and development. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties will be amortized using the units of production method.

In applying the full cost method, the Company will perform an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the “estimated present value,” of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If capitalized costs exceed this limit, the excess is charged as an impairment expense.

Revenue Recognition

The Company recognizes revenue when it is earned and expenses are recognized when they occur.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss applicable to common shares by the weighted average number of common and common equivalent shares outstanding during the period. For the period from March 8, 2011 ended December 31, 2011, there were no potential common equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based compensation using an estimate of value in accordance with the fair value method. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts payable is considered to be representative of respective fair values because of the short-term nature of these financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

Noncontrolling interest

A subsidiary of the Company has minority members, representing ownership interests of 43% at December 31, 2011. The Company accounts for these minority, or noncontolling interests pursuant to ASC 810-10-65 whereby gains or losses in a subsidiary with a noncontrolling interest are allocated to the noncontrolling interest based on the ownership percentage of the noncontrolling interest, even if that allocation results in a deficit noncontrolling interest balance.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the period of March 8, 2011 (Inception) through December 31, 2011, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.